Capital [Member] Expense Example - Capital - BLACKROCK LIQUID FEDERAL TRUST FUND - Capital Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	$ 338